Note 4 - Segment and Revenue Information (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
[US$ thousands]	Year ended December 31, 2017
Segments	Browser and News	Fintech	Retail	Other	Total
Revenue
Revenue from contracts with customers	109,239	-	-	19,653	128,892
Total revenue	109,239	-	-	19,653	128,892

Cost of revenue	(1,303)	-	-	(2,666)	(3,969)
Marketing and distribution expenses	(30,971)	-	-	-	(30,971)
Credit loss expense (1)	(1,837)	-	-	-	(1,837)
Direct expenses	(34,111)	-	-	(2,666)	(36,777)
					-
Contribution by segment	75,128	-	-	16,987	92,115
[US$ thousands]	Year ended December 31, 2018
Segments	Browser and News	Fintech	Retail	Other	Total
Revenue
Revenue from contracts with customers	138,444	-	9,287	22,890	170,621
Other revenue	-	1,655	-	-	1,655
Total revenue	138,444	1,655	9,287	22,890	172,276

Cost of revenue	(3,637)	(428)	(9,096)	(6,848)	(20,009)
Marketing and distribution expenses	(31,336)	(45)	-	-	(31,381)
Credit loss expense (1)	678	(528)	-	-	150
Direct expenses	(34,295)	(1,001)	(9,096)	(6,848)	(51,240)

Contribution by segment	104,149	654	191	16,042	121,036
[US$ thousands]	Year ended December 31, 2019
Segments	Browser and News	Fintech	Retail	Other	Total
Revenue
Revenue from contracts with customers	154,968	-	29,802	21,712	206,482
Other revenue	-	128,373	-	-	128,373
Total revenue	154,968	128,373	29,802	21,712	334,855

Cost of revenue	(2,642)	(29,759)	(29,836)	(11,754)	(73,991)
Marketing and distribution expenses	(64,685)	(8,464)	-	-	(73,150)
Credit loss expense (1)	(577)	(54,302)	-	-	(54,879)
Direct expenses	(67,904)	(92,525)	(29,836)	(11,754)	(202,019)
					-
Contribution by segment	87,064	35,848	(34)	9,958	132,835

Reconciliation of contribution by segment to net income (loss) [text block]
[US$ thousands]	Year ended December 31,
Reconciliation	2017	2018	2019
Contribution by segment	92,115	121,036	132,835
Other income	5,460	-	-
Personnel expenses including share-based remuneration	(42,134)	(34,683)	(61,029)
Depreciation and amortization	(16,604)	(12,694)	(18,933)
Other expenses	(25,359)	(28,359)	(32,210)
Restructuring costs	(3,240)	-	-
Share of net income (loss) of associates and joint ventures	(1,670)	(3,248)	(3,818)
Change in fair value of preferred shares in associates	-	-	37,900
Finance income	1,054	1,637	10,530
Finance expense	(238)	(1,695)	(1,505)
Net foreign exchange gains (losses)	(1,881)	(354)	(269)
Net income (loss) before income taxes	7,504	41,641	63,500

Disclosure of disaggregation of revenue from contracts with customers [text block]
[US$ thousands]	Year ended December 31, 2017
Segments	Browser and News	Fintech	Retail	Other	Total
Type of goods or service
Search	68,192	-	-	-	68,192
Advertising	41,047	-	-	-	41,047
Airtime and handsets	-	-	-	-	-
Technology licensing and other revenue (1)	-	-	-	19,653	19,653
Total revenue from contracts with customers	109,239	-	-	19,653	128,892
Origination fees and late interest	-	-	-	-	-
Total revenue	109,239	-	-	19,653	128,892
[US$ thousands]	Year ended December 31, 2018
Segments	Browser and News	Fintech	Retail	Other	Total
Type of goods or service
Search	80,204	-	-	-	80,204
Advertising	58,240	-	-	-	58,240
Airtime and handsets	-	-	9,287	-	9,287
Technology licensing and other revenue (1)	-	-	-	22,890	22,890
Total revenue from contracts with customers	138,444	-	9,287	22,890	170,621
Origination fees and late interest	-	1,655	-		1,655
Total revenue	138,444	1,655	9,287	22,890	172,276
[US$ thousands]	Year ended December 31, 2019
Segments	Browser and News	Fintech	Retail	Other	Total
Type of goods or service
Search	86,155	-	-	-	86,155
Advertising	68,813	-	-	-	68,813
Airtime and handsets	-	-	29,802	-	29,802
Technology licensing and other revenue (1)	-	-	-	21,712	21,712
Total revenue from contracts with customers	154,968	-	29,802	21,712	206,482
Origination fees and late interest	-	128,373	-	-	128,373
Total revenue	154,968	128,373	29,802	21,712	334,855
[US$ thousands]	Year ended December 31,
Revenue by customer location	2017	2018	2019
Ireland	63,152	76,791	81,637
Russia	18,251	17,356	17,265
India	-	1,549	98,504
Kenya	-	3,426	35,086
Other (1)	47,490	73,154	102,363
Total	128,893	172,276	334,855
[US$ thousands]	Year ended December 31,
Customer groups	2017	2018	2019
Customer group 1	55,685	67,882	74,572
Customer group 2	16,604	17,017	17,758

Disclosure of other operating income [text block]
[US$ thousands]	Year ended December 31,
Other income	2017	2018	2019
Proceeds allocated to divestment of IP	7,800	-	-
Cost of technology license obtained from Otello Corporation ASA	(2,000)	-	-
Book value of associated capitalized development costs	(256)	-	-
Legal fees related to the divestment process	(84)	-	-
Total	5,460	-	-